Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets transferred into L3	$ 0	$ 0
Assets transferred out of L3	0	0
Liabilities transferred into L3	0	0
Liabilities transferred out of L3	0	0
Proceeds of short-term investments	15,900,000
Realized loss from short-term investments	(54,000)
Debt securities available-for-sale	$ 0	$ 0